PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended				12 Months Ended
	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2013 USD ($)	Mar. 31, 2013 Cost of revenues CNY	Mar. 31, 2012 Cost of revenues CNY	Mar. 31, 2011 Cost of revenues CNY	Mar. 31, 2013 Research and development CNY	Mar. 31, 2012 Research and development CNY	Mar. 31, 2011 Research and development CNY	Mar. 31, 2013 Sales and marketing CNY	Mar. 31, 2012 Sales and marketing CNY	Mar. 31, 2011 Sales and marketing CNY	Mar. 31, 2013 General and administrative CNY	Mar. 31, 2012 General and administrative CNY	Mar. 31, 2011 General and administrative CNY	Mar. 31, 2013 Building CNY	Mar. 31, 2012 Building CNY	Mar. 31, 2013 Computer equipment CNY	Mar. 31, 2012 Computer equipment CNY	Mar. 31, 2013 Furniture, fixtures and office equipment CNY	Mar. 31, 2012 Furniture, fixtures and office equipment CNY	Mar. 31, 2013 Software CNY	Mar. 31, 2012 Software CNY	Mar. 31, 2013 Motor vehicles CNY	Mar. 31, 2012 Motor vehicles CNY	Mar. 31, 2013 Leasehold improvements CNY	Mar. 31, 2012 Leasehold improvements CNY
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	106,310,901	98,403,994															53,049,213	53,049,213	27,631,940	21,672,897	572,567	516,794	12,828,775	12,261,549	2,023,598	1,885,402	10,204,808	9,018,139
Less: accumulated depreciation and amortization	(45,000,211)	(38,513,688)
Property and equipment, net	61,310,690	59,890,306		9,871,625
Total depreciation expense	8,103,142	8,519,426	10,785,073		1,746,736	2,306,543	4,766,712	876,166	362,720	676,394	726,239	238,776	706,316	4,754,001	5,611,387	4,635,651